Right-of-use Assets and Lease Liabilities - Summary By Type (Details) $ in Thousands	Dec. 31, 2020 USD ($) number	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 35,313	$ 68,019	$ 20,200
Vessels and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 21,971	52,852	10,545
Weighted-average remaining lease term | number	2.0
Weighted-average implicit interest rate	3.30%
Office leases
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 13,342	$ 15,167	$ 9,655
Weighted-average remaining lease term | number	5.4
Weighted-average implicit interest rate	5.50%